Discontinued operations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Discontinued operations
Net revenue	R$ 143,634,708		R$ 109,732,842		R$ 74,058,056
Cost of products and services sold	(136,276,257)		(104,827,966)		(70,056,447)
Gross profit	7,358,451		4,904,876		4,001,609
Operating income (expenses)
Operating income (loss)	3,336,752		1,787,014		1,545,960
Share of profit (loss) of subsidiaries, joint ventures and associates	12,181		(17,634)		(44,031)
Operating income before financial income (expenses) and income and social contribution taxes	3,348,933		1,769,380		1,501,929
Financial result, net	(1,469,208)		(762,732)		(550,348)
Income (loss) before income and social contribution taxes	1,879,725		1,006,648		951,581
Income and social contribution taxes	(341,514)		(188,034)		(304,517)
Net income from continuing operations	1,538,211		818,614		647,064
Net income from discontinued operations	301,858		65,264		280,633
Profit (loss) for the year	1,840,069		883,878		927,697
Depreciation and amortization for the year	1,525,567		1,196,355		1,127,637
Net cash provided by (used in) operating activities	1,974,144		1,603,441		2,264,013
Net cash used in investing activities	8,123,291		882,869		(1,649,015)
Net cash provided by (used in) financing activities	(6,731,716)		(2,802,574)		327,351
Elimination of intersegment amounts [member]
Discontinued operations
Net revenue	(272,574)		(214,715)		(193,046)
Cost of products and services sold	266,122		194,118		133,384
Gross profit	(6,452)		(20,597)		(59,662)
Operating income (expenses)
Operating income (loss)	0		0		0
Share of profit (loss) of subsidiaries, joint ventures and associates	0		0		0
Operating income before financial income (expenses) and income and social contribution taxes	0		0		0
Depreciation and amortization for the year	(346)		0		0
Total Discontinued operations
Discontinued operations
Net revenue	3,267,533		9,065,795		7,183,046
Cost of products and services sold	(2,485,069)		(6,901,181)		(5,571,767)
Gross profit	782,464		2,164,614		1,611,279
Operating income (expenses)
Selling marketing and administrative					(1,493,238)
Other operating income, net					148,054
Operating income (loss)	388,608		98,885		266,095
Share of profit (loss) of subsidiaries, joint ventures and associates					414
Operating income before financial income (expenses) and income and social contribution taxes	388,377		98,933		266,509
Financial result, net	52,525		(146,970)		280,974
Income (loss) before income and social contribution taxes	440,902		(48,037)		547,483
Income and social contribution taxes					(266,850)
Net income from continuing operations					0
Net income from discontinued operations	301,858		65,264		280,633
Profit (loss) for the year					280,633
Depreciation and amortization for the year			463,414	[1]	428,962	[2]
Net cash provided by (used in) operating activities					874,106
Net cash used in investing activities					(487,390)
Net cash provided by (used in) financing activities					(919,684)
Effect of exchange rate changes on cash and cash equivalents in foreign currency					114,822
Increase (decrease) in cash and cash equivalents	(387,981)		327,372		(418,146)
Total Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Discontinued operations
Net revenue	2,039,287		7,102,771		5,210,704
Cost of products and services sold	(1,580,000)		(5,540,773)		(4,188,711)
Gross profit	459,287		1,561,998		1,021,993
Operating income (expenses)
Selling marketing and administrative					(831,056)
Other operating income, net					153,457
Operating income (loss)	268,658		610,701		344,394
Share of profit (loss) of subsidiaries, joint ventures and associates					414
Operating income before financial income (expenses) and income and social contribution taxes	268,427		610,749		344,808
Financial result, net	23,153		(431,441)		1,482
Income (loss) before income and social contribution taxes	291,580		179,308		346,290
Income and social contribution taxes					(118,132)
Net income from continuing operations					0
Net income from discontinued operations	326,028		249,303		0
Profit (loss) for the year					228,158
Depreciation and amortization for the year			308,564	[1]	275,063	[2]
Net cash provided by (used in) operating activities					765,090
Net cash used in investing activities					(159,349)
Net cash provided by (used in) financing activities					(1,236,490)
Effect of exchange rate changes on cash and cash equivalents in foreign currency					114,822
Increase (decrease) in cash and cash equivalents	(334,892)		(104,160)		(515,927)
Total Discontinued operations | Extrafarma [member]
Discontinued operations
Net revenue	1,235,487		1,986,932		1,988,411
Cost of products and services sold	(912,310)		(1,384,316)		(1,399,125)
Gross profit	323,177		602,616		589,286
Operating income (expenses)
Selling marketing and administrative					(662,182)
Other operating income, net					(5,403)
Operating income (loss)	(121,375)		(511,816)		(78,299)
Share of profit (loss) of subsidiaries, joint ventures and associates					0
Operating income before financial income (expenses) and income and social contribution taxes	(121,375)		(511,816)		(78,299)
Financial result, net	(25,059)		(45,265)		(38,938)
Income (loss) before income and social contribution taxes	(146,434)		(557,081)		(117,237)
Income and social contribution taxes					(40,453)
Net income from continuing operations					0
Net income from discontinued operations	(98,524)		(401,665)		0
Profit (loss) for the year					(157,690)
Depreciation and amortization for the year			154,850	[1]	153,899	[2]
Net cash provided by (used in) operating activities					111,396
Net cash used in investing activities					(6,484)
Net cash provided by (used in) financing activities					11,272
Effect of exchange rate changes on cash and cash equivalents in foreign currency					0
Increase (decrease) in cash and cash equivalents	(53,108)		(33,059)		116,184
Total Discontinued operations | Elimination of intersegment amounts [member]
Discontinued operations
Net revenue	(7,241)	[3]	(23,908)	[4]	(16,069)
Cost of products and services sold	7,241	[3]	23,908	[4]	16,069
Gross profit	0	[3]	0	[4]	0
Operating income (expenses)
Selling marketing and administrative					0
Other operating income, net					0
Operating income (loss)	0	[3]	0	[4]	0
Share of profit (loss) of subsidiaries, joint ventures and associates					0
Operating income before financial income (expenses) and income and social contribution taxes	0	[3]	0	[4]	0
Financial result, net	54,431	[3]	329,736	[4]	318,430
Income (loss) before income and social contribution taxes	54,431	[3]	329,736	[4]	318,430
Income and social contribution taxes					(108,265)
Net income from continuing operations					0
Net income from discontinued operations	35,924	[3]	217,626	[4]	0
Profit (loss) for the year					210,165
Depreciation and amortization for the year			0	[1],[4]	0	[2]
Net cash provided by (used in) operating activities					(2,380)
Net cash used in investing activities					(321,557)
Net cash provided by (used in) financing activities					305,534
Effect of exchange rate changes on cash and cash equivalents in foreign currency					0
Increase (decrease) in cash and cash equivalents	R$ 19		R$ 464,591		R$ (18,403)

[1]	Balances included for a complete breakdown of segment information.
[2]	Balances included for complete breakdown of segment information.
[3]	Elimination between continuing and discontinued operations related to the interest on the intercompany loan between Ultrapar International and Oxiteno.
[4]	Elimination between the continued operations and discontinued operations related to loan between Ultrapar International and Oxiteno.